Exhibit 1

BX Commercial Mortgage Trust 2020-FOX

Commercial Mortgage Pass-Through Certificates, Series 2020-FOX

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

19 October 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	BX Commercial Mortgage Trust 2020-FOX (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-FOX (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 October 2020

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes evidencing a floating-rate, interest-only commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by first priority mortgages/deeds of trust or deeds to secure debt on the borrowers’ fee simple interests in eighty (80) multi- and single-tenanted industrial properties, three (3) data center properties, one (1) office property and two (2) land parcels located in eight (8) states (collectively, the “Properties”) and
c.	The Mortgage Loan has two related floating-rate, interest-only mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and together, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loans, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 30 October 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 10

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loans, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term (Excluding Extensions),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:

i.       Original Mortgage Loan Amortization Term and

ii.       Remaining Mortgage Loan Amortization Term,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan,
c.	Use the “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”),
d.	Use the “Original Allocated Mezzanine A Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine A Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mezzanine A Loan Balance”) and
ii.	Principal balance of the Mezzanine A Loan and each Property as of the “Initial Maturity Date” of the Mezzanine A Loan (the “Maturity Allocated Mezzanine A Loan Balance”) and
e.	Use the “Original Allocated Mezzanine B Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine B Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mezzanine B Loan Balance”) and
ii.	Principal balance of the Mezzanine B Loan and each Property as of the “Initial Maturity Date” of the Mezzanine B Loan (the “Maturity Allocated Mezzanine B Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 10

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine A Loan Balance,
c.	Original Allocated Mezzanine B Loan Balance,
d.	Cut-off Date Allocated Mortgage Loan Balance,
e.	Cut-off Date Allocated Mezzanine A Loan Balance,
f.	Cut-off Date Allocated Mezzanine B Loan Balance,
g.	Maturity Allocated Mortgage Loan Balance,
h.	Maturity Allocated Mezzanine A Loan Balance and
i.	Maturity Allocated Mezzanine B Loan Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Cut-off Date Allocated Total Debt Balance and
iii.	Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-off Date Allocated Mortgage Loan Balance,” as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine A Loan Margin,
c.	Mezzanine B Loan Margin,
d.	LIBOR Floor and
e.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 0.15000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed LIBOR),
ii.	Mezzanine A Loan Interest Rate and
iii.	Mezzanine B Loan Interest Rate

of the Mortgage Loan and Mezzanine Loans, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

11.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine A Loan Balance,
c.	Original Allocated Mezzanine B Loan Balance,
d.	Mortgage Loan Interest Rate (At Assumed LIBOR),
e.	Mezzanine A Loan Interest Rate and
f.	Mezzanine B Loan Interest Rate,

as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan + Mezzanine A Interest Rate (At Assumed LIBOR) and
ii.	Total Debt Interest Rate (At Assumed LIBOR)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine A Loan Margin,
c.	Mezzanine B Loan Margin and
d.	LIBOR Cap,

as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate (At LIBOR Cap),
ii.	Mezzanine A Loan Interest Rate (At LIBOR Cap) and
iii.	Mezzanine B Loan Interest Rate (At LIBOR Cap)

of the Mortgage Loan and Mezzanine Loans, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine A Loan Balance,
c.	Original Allocated Mezzanine B Loan Balance,
d.	Mortgage Loan Interest Rate (At LIBOR Cap),
e.	Mezzanine A Loan Interest Rate (At LIBOR Cap) and
f.	Mezzanine B Loan Interest Rate (At LIBOR Cap),

as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan + Mezzanine A Interest Rate (At LIBOR CAP) and
ii.	Total Debt Interest Rate (At LIBOR Cap)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 10

14.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service and
ii.	Monthly Mortgage Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service.”

15.	Using the:
a.	Original Allocated Mezzanine A Loan Balance,
b.	Original Allocated Mezzanine B Loan Balance,
c.	Mezzanine A Loan Interest Rate
d.	Mezzanine B Loan Interest Rate and
e.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mezzanine A Loan Debt Service,
ii.	Monthly Mezzanine A Loan Debt Service,
iii.	Annual Mezzanine B Loan Debt Service and
iv.	Monthly Mezzanine B Loan Debt Service

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine A Loan Debt Service” of the Mezzanine A Loan as the product of:

a.	The “Original Allocated Mezzanine A Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine A Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 7 of 10

15. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine A Loan Debt Service” of the Mezzanine A Loan as 1/12th of the “Annual Mezzanine A Loan Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine B Loan Debt Service” of the Mezzanine B Loan as the product of:

a.	The “Original Allocated Mezzanine B Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine B Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine B Loan Debt Service” of the Mezzanine B Loan as 1/12th of the “Annual Mezzanine B Loan Debt Service.”

16.	Using the:

a.                   Annual Mortgage Loan Debt Service,

b.	Annual Mezzanine A Loan Debt Service,
c.	Annual Mezzanine B Loan Debt Service,
d.	Monthly Mortgage Loan Debt Service,
e.	Monthly Mezzanine A Loan Debt Service and
f.	Monthly Mezzanine B Loan Debt Service,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Annual Debt Service and
ii.	Total Debt Monthly Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 10

17.	Using the:
a.	Underwritten NOI,
b.	Underwritten Net Cash Flow,
c.	Annual Mortgage Loan Debt Service,
d.	Annual Mezzanine A Loan Debt Service,
e.	Units,
f.	Cut-off Date Allocated Mortgage Loan Balance,
g.	Cut-off Date Allocated Mezzanine A Loan Balance and
h.	As-Is Appraised Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Underwritten NOI DSCR,
ii.	Mortgage Loan Underwritten NCF DSCR,
iii.	Mortgage Loan + Mezz A Underwritten NOI DSCR,
iv.	Mortgage Loan + Mezz A Underwritten NCF DSCR,
v.	Cut-off Date Allocated Mortgage Loan Balance Per SF,
vi.	Cut-Off Date Mortgage Loan Balance LTV,
vii.	Cut-Off Date Mortgage Loan + Mezzanine A Balance LTV,
viii.	Mortgage Loan Underwritten NOI DY,
ix.	Mortgage Loan Underwritten NCF DY,
x.	Mortgage Loan + Mezz A Underwritten NOI DY and
xi.	Mortgage Loan + Mezz A Underwritten NCF DY

of the Mortgage Loan and Mezzanine A Loan and, with respect to item v. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through v. above to two decimal places,
b.	Round the characteristics listed in vi. through xi. above to the nearest 1/10th of one percent and
c.	Use “NAP” for the “Cut-off Date Allocated Mortgage Loan Balance Per SF” characteristic for any Land Property (as defined herein).

Attachment A Page 9 of 10

18.	Using the:
a.	Underwritten NOI,
b.	Underwritten Net Cash Flow,
c.	Total Debt Annual Debt Service,
d.	Cut-off Date Allocated Total Debt Balance and
e.	As-Is Appraised Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt Underwritten NOI DSCR,
ii.	Total Debt Underwritten NCF DSCR,
iii.	Cut-Off Date Total Debt LTV,
iv.	Total Debt Underwritten NOI DY and
v.	Total Debt Underwritten NCF DY

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to two decimal places and
b.	Round the characteristics listed in iii. through v. above to the nearest 1/10th of one percent.

19.	Using the “Units,” as shown on the Final Data File, we recalculated the “Percent of SF” of the Mortgage Loan and each Property (except for any Land Property, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Land Property, the Depositor instructed us to use “NAP” for the “Percent of SF” characteristic.

Attachment A Page 10 of 10

20.	Using the:
a.	Units,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of each Property (except for any Land Property, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Land Property, the Depositor instructed us to use “NAP” for each characteristic listed in i. through v. above.

21.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Total Admin Fee and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	16 October 2020

Mezzanine A Loan Agreement (see Notes 1 and 2)	15 October 2020

Mezzanine B Loan Agreement (see Notes 1 and 2)	16 October 2020

Allocated Loan Amount Schedule	19 October 2020

Borrower Schedule	18 October 2020

Cash Management Agreement (see Note 1)	15 October 2020

Guaranty Agreement (see Note 1)	15 October 2020

Environmental Indemnity Agreement (see Note 1)	15 October 2020

Non-Consolidation Opinion (see Note 1)	16 October 2020

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	14 October 2020

Engineering Reports	Various

Phase I Environmental Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Seismic Reports	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Underwriter’s Summary Report	Not Dated

Underwriter’s Data Tape	16 October 2020

Underwritten Rent Roll	16 October 2020

Date Acquired File	16 October 2020

Bloomberg Screenshots for Tenant Credit Ratings	Not Dated

Pro Forma Title Policies	Not Dated

Management Agreement	16 October 2020

Lease Agreements	Various

Lease Abstracts	Various

Insurance Review	16 October 2020

CoStar Reports	Not Dated

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

2.	The mezzanine A loan agreement and mezzanine B loan agreement Source Document(s) are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, USPS Internet Site (www.usps.com) or Engineering Report
City (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com) or Appraisal Report
Market	Underwriter’s Data Tape
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Year Built (see Notes 2 and 13)	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report
Units (see Note 2)	Underwritten Rent Roll
Unit Type (see Note 2)	Underwritten Rent Roll
Single Tenant (see Note 2)	Underwritten Rent Roll
Occupancy % (see Note 2)	Underwritten Rent Roll
Occupancy Date (see Note 2)	Underwritten Rent Roll
% Office (see Note 2)	Underwriter’s Data Tape
Year of Acquisition	Date Acquired File
5-Mile Population	CoStar Reports
10-Mile Population	CoStar Reports
Clear Height (feet) (see Note 2)	Underwriter’s Data Tape

Exhibit 2 to Attachment A Page 2 of 8

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value (see Note 3)	Appraisal Report or Portfolio Appraisal Report
Date of Appraisal (Valuation Date) (see Note 3)	Appraisal Report
Appraisal Cap Rate (see note 13)	Appraisal Report
Appraisal Firm	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date (see Note 2)	Engineering Report
Seismic Date (see Note 4)	Seismic Report
Seismic Zone (see Note 4)	Seismic Report
Seismic PML% (see Note 4)	Seismic Report
Seismic Firm (see Note 4)	Seismic Report

Major Tenant Information: (see Note 5)

Characteristic	Source Document(s)

Tenant Name 1 (see Note 13)	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Expiration Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Expiration Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Expiration Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Expiration Date 5	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

2017 Effective Gross Income	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 Effective Gross Income	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2019 Effective Gross Income	Underwriter’s Summary Report
2019 Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
TTM (August 2020) Effective Gross Income	Underwriter’s Summary Report
TTM (August 2020) Expenses	Underwriter’s Summary Report
TTM (August 2020) NOI	Underwriter’s Summary Report
Underwritten Rent	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expense Total	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacements Reserves	Underwriter’s Summary Report
Underwritten TI and LC	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report
Underwritten Occupancy Total Percent	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Initial Replacement Reserves Escrow	Mortgage Loan Agreement
Monthly Replacement Reserves Escrow	Mortgage Loan Agreement
Rollover Escrow	Mortgage Loan Agreement
Monthly Rollover Escrow	Mortgage Loan Agreement
Initial Free Rent Escrow	Mortgage Loan Agreement
Monthly Free Rent Escrow	Mortgage Loan Agreement
Initial Environmental Reserve	Mortgage Loan Agreement
Other Escrow Type	Mortgage Loan Agreement
Other Escrow Initial Deposit	Mortgage Loan Agreement
Other Escrow Monthly Deposit	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 8

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Borrower Schedule
Guarantor	Guaranty Agreement
Original Allocated Mortgage Loan Balance	Allocated Loan Amount Schedule
Original Allocated Mezzanine A Loan Balance	Allocated Loan Amount Schedule
Original Allocated Mezzanine B Loan Balance	Allocated Loan Amount Schedule
First Payment Date (see Note 7)	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Initial Maturity Date (see Note 8)	Mortgage Loan Agreement
Extended Maturity Date (see Note 8)	Mortgage Loan Agreement
Extension Options (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Description (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Test Description (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Spread Increase (Yes/No) (See Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Spread Increase Description (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Rate Type (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Amortization Type (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Accrual Basis (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Grace Period Event of Default (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Grace Period Event of Late Fee (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Balloon Grace Period Event of Default (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Balloon Grace Period Event of Late Fee (see Notes 9 and 10)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period Start (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period End (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Rate Adjustment Frequency (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Rounding Methodology (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Lookback Days (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Floor (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap (see Note 8)	Mortgage Loan Agreement
LIBOR Cap after Extension (see Note 8)	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 11)	Mortgage Loan Agreement
Cash Management (see Note 12)	Mortgage Loan Agreement
Terms/Description of Cash Management	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Ownership Interest	Pro Forma Title Policy
Future Debt Permitted?	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For any Property on the Preliminary Data File with the “Property Type” characteristic as “Land” (the “Land Property”), the Depositor instructed us to use “NAP” for the purpose of comparing the indicated characteristics.

Exhibit 2 to Attachment A Page 6 of 8

Notes: (continued)

3.	For the purpose of comparing the “As-Is Appraised Value” and “Date of Appraisal (Valuation Date)” characteristics for the Mortgage Loan and any Property included in Table A1, the Depositor instructed us to use the appraised value and appraisal value date, both as shown in the applicable Source Document(s), that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of Table A1 for the “Appraised Value” and “Date of Appraisal (Valuation Date)” characteristics, respectively.

Table A1:
Related to	Valuation Type from Appraisal Report

Mortgage Loan	Portfolio Appraised Value
100 Interchange Boulevard	Hypothetical Market Value As Is
200 Interchange Boulevard	Hypothetical Market Value As Is
2860-2872 Pershing Street	Hypothetical Market Value As Is Pershing
3601-3613 North 29th Avenue	Hypothetical Market Value As Is 29th Avenue
3700 North 29th Avenue Bldg 1	Hypothetical Market Value As Is Building 1
3700 North 29th Avenue Bldg 2	Hypothetical Market Value As Is Building 2
1504 Quarry Drive	Hypothetical Market Value As Is
1506 Quarry Drive	Hypothetical Market Value As Is
2206 Lakeside Boulevard	Hypothetical Market Value As Is
2208 Lakeside Boulevard	Hypothetical Market Value As Is
2800 North Andrews Road	Prospective Market Value “Upon Stabilization”
311-F North Chimney Rock Road	Hypothetical Market Value As Is
311-G North Chimney Rock Road	Hypothetical Market Value As Is

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contain(s) a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “<blank>” for the indicated characteristics.

5.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the underwritten rent roll Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and show the lease expiration date related to the largest space, as shown in the underwritten rent roll Source Document.

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

7.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the Mortgage Loan values, as shown in the mortgage loan agreement Source Document, as the corresponding values for the Mezzanine A Loan and Mezzanine B Loan.

9.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan(s) that is shown in the applicable Source Document(s).

10.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

11.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” for the “LockBox Type” characteristic if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

12.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

13.	For any Property listed in Table A2, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A2, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A2:
Property Name	Characteristic	Provided Value

8875 Washington Boulevard	Year Built	1998
	Tenant Name 1	Teleplan International and ESL Technologies
8860 Industrial Avenue	Year Built	2000
	Tenant Name 1	Teleplan International and ESL Technologies
8855 Washington Boulevard	Year Built	1995
8880 Industrial Avenue	Year Built	2007
Parcel C-1 B Interchange	Appraisal Cap Rate	NAP
202 North Chimney Rock Road	Year Built	1985
3601-3613 North 29th Avenue	Year Built	1996

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A2 that was provided by the Depositor.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

IDs
Property Name
Origination Date
Mortgage Loan Margin
Mezzanine A Loan Margin
Mezzanine B Loan Margin
Loan Purpose
Sponsor
Future Debt Description
LIBOR Cap Expiration Date
LIBOR Cap Provider
LIBOR Cap Provider Rating (M/S&P/F)
Primary Servicer
Master Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee
Single Asset Entity
Ground Lease Expiration Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.